Average Annual Total Returns - Nationwide Destination 2045 Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	S&P Target Date To 2045 Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P Target Date To 2045 Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P Target Date To 2045 Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	6.85%	9.51%	8.28%	4.37%	7.05%	6.52%	4.20%	6.85%	6.27%	13.17%	10.56%	8.65%	13.95%	11.37%	9.47%	13.64%	11.09%	9.19%	12.58%	10.67%	8.88%